Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net loss	$ (29,740)	$ (345,356)
Stock-based compensation		300,000
Net cash used in operating activities	(29,740)	(45,356)
Cash Flows From Financing Activities
Notes payable related parties-net	29,740	45,356
Net cash (used in) provided by financing activities	29,740	45,356
Net increase in cash, cash equivalents
Cash, cash equivalents at beginning of the quarter
Cash, cash equivalents at end of the quarter
Supplemental disclosure of cash flow information
Cash paid for income tax expense